Shareholders' Equity	12 Months Ended
Jun. 30, 2025
Shareholders
SHAREHOLDERS' EQUITY

Note 14 — SHAREHOLDERS’ EQUITY

Texxon was established under the laws of the Cayman Islands on January 20, 2022. The authorized number of ordinary shares is 500,000,000 shares with par value of $0.0001 each. As of June 30, 2025 and 2024, 20,000,000 ordinary shares were issued and outstanding.

Additional paid-in capital

As of June 30, 2025 and 2024, additional paid-in capital in the consolidated balance sheet represented the combined capital contribution of the Company’s subsidiaries excluded the amounts of ordinary shares.

In preparation for the IPO in the United States, the Company underwent the Reorganization. In March, 2024, WFOE entered into the Equity Transfer Agreements to acquire 92.705% equity interest of Net Plastic Technology from a few shareholders, for a cash consideration of approximately $11.9 million (approximately RMB84.5 million) in the aggregate to be satisfied by the issue and allotment by Texxon of 20,000,000 ordinary shares of par value $0.0001 each.

During the fiscal year ended June 30, 2024, the Company paid a consideration of approximately $11.1 million (approximately RMB 79.5 million) to acquire Net Plastic Technology for the Reorganization. The transaction was accounted as a withdrawal of approximately $12.2 million in capital, resulting in the balance of additional paid-in capital decreased by $12,226,342 from $13,004,334 as of June 30, 2023 to $777,992 as of June 30, 2024. The balance of additional paid-in capital remains $777,992 as of June 30, 2025.

Non-controlling interests

Capital contribution in Net Plastic New Material from non-controlling interests

Pursuant to the memorandum of Net Plastic New Material approved in July 2022, certain non-controlling interest shareholders contributed capital and converted debt into equity. During the fiscal year ended June 30, 2025, non-controlling interest shareholders contributed approximately $2.7 million (RMB 19.1 million) in cash. During the fiscal year ended June 30, 2024, non-controlling interest shareholders contributed approximately $9.2 million (RMB 66.8 million). The total contribution from non-controlling interest shareholders was approximately $21.7 million (approximately RMB 155.5 million) and 19.0 million (approximately RMB 136.4 million) as of June 30, 2025 and 2024, respectively. As of June 30, 2025 and 2024, non-controlling interest of Net Plastic New Material recognized on balance sheet was approximately $22.2 million and $19.5 million, respectively, accounting for an equity interest of 44% and 44%, respectively.

Capital contributions and withdrawals of capital in Net Plastic Henan by non-controlling interests

Pursuant to the Net Plastic Henan’s memorandum approved in December 2022, non-controlling interest shareholders contributed approximately $8.5 million (approximately RMB 59.8 million) for the fiscal year ended June 30, 2023.

In November 2023, Net Plastic Technology entered into share transfer agreements to acquire an additional 21.4% equity interest of Net Plastic Henan, a 53.6% owned subsidiary, from Shanghai Yuqian Enterprise Management Co., Ltd. for a cash consideration of approximately $1.4 million (RMB10 million). As the result, the Company derecognized non-controlling interest of $1,460,814. The transaction was accounted for as an equity transaction. No difference between the purchase price and the carrying amount of the proportional net assets that repurchased from the non-controlling shareholder. The Company completed the acquisition transaction in January 2024. The Company held 75% of the equity interests in Net Plastic Henan after the acquisition.

The total contribution from non-controlling interest shareholders for Net Plastic Henan were approximately $7.0 million (approximately RMB49.8 million) as of June 30, 2025 and 2024. As of June 30, 2025 and 2024, non-controlling interest of Net Plastic Henan recognized on balance sheet was approximately $7.2 million and $7.2 million, accounting for equity interest of 25.0% and 25.0%, respectively.